Bank Loans	6 Months Ended
Dec. 31, 2022
Bank Loans [Abstract]
BANK LOANS

9. BANK LOANS

Bank loans represent the amounts due to various banks. As of December 31, 2022 and June 30, 2022, short-term and current portions of long-term banks consisted of the following:

Summary of short-term bank loans is as follows:

	Annual Interest		As of December 31,	As of June 30,
	Rate	Maturities	2022	2022
Short-term loans:
Industrial Bank Co., Ltd. (2)	4.80%	December 20, 2023	1,449,864	1,492,960
Xiamen Bank (1)	4.3%	June 16, 2023	434,959	-
Xiamen Bank (1)	4.3%	June 16, 2023	289,973	-
Xiamen Bank (1)	5.22%	June 18, 2022	-	447,888
Xiamen Bank (1)	5.22%	June 22, 2022	-	298,592
Bank of China Ltd. (3)	4.70%	June 1, 2022	-	-
Bank of China Ltd. (3)	4.70%	May 30, 2023	1,101,896	1,194,370
Industrial and Commercial Bank	3.65%	September 23, 2023	724,932	-

Subtotal			4,001,624	3,433,810
Current portion of long-term loans:
Bank of China Ltd. (3)	3.80%	November 26, 2023	347,967	89,579
Bank of China Ltd. (3)	4.15%	December 29, 2023	811,924	209,014
Bank of China Ltd. (3)	5.10%	April 15, 2024	57,995	59,718
Total			$5,219,510	$3,792,121

Summary of long-term bank loans is as follows:

	Annual Interest		As of December 31,	As of June 30,
	Rate	Maturities	2022	2022
Long-term loans:
Bank of China Ltd. (3)	3.80%	November 26, 2023	$-	$313,522
Bank of China Ltd. (3)	4.15%	December 29, 2023	-	731,551
Bank of China Ltd. (3)	5.10%	April 15, 2024	173,984	209,014
Total			$173,984	$1,254,087

The weighted average interest rate on short-term bank loans outstanding as of June 30, 2022 and December 31, 2022 was 4.86% and 3.98%, respectively. The effective interest rate for bank loans was approximately 4.87% and 4.74% for the years ended June 30, 2022 and December 31, 2022, respectively.

(1)	Loans from Xiamen Bank and Xiamen International Bank were personally guaranteed by Mr. Zhuoqin Huang, the chief executive officer of the Company, and his spouse.

(2)	On February 4, 2021, Pop Culture entered into a factoring agreement with Industrial Bank Co., Ltd. and received a total of RMB10,000,000 (equivalent to $1,548,491) on February 4, 2021 by factoring the receivables due from customers of RMB13,000,000 (equivalent to $2,013,038), for which Industrial Bank Co., Ltd. had the right of recourse to Pop Culture. The factoring was guaranteed by Mr. Zhuoqin Huang, the chief executive office of the Company. Subsequently, the loans from Industrial Bank Co., Ltd were repaid on September 17, 2021 with the collections of receivables due from customers.

(3)	Loans from Bank of China were guaranteed by Mr. Zhuoqin Huang, the chief executive officer of the Company.

(4)	This loan was jointly guaranteed by Mr. Zhuoqin Huang and his spouse, and Taiping General Insurance Co., Ltd. Xiamen Branch.